Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment [Abstract]
Schedule of property and equipment
		December 31,	December 31,
	Useful life	2018	2017
Wi-Fi equipment	3 Years	$9,003,392	$8,711,424
Vehicles	5 Years	3,520	-
Office and other equipment	3 – 5 Years	213,601	170,242
Construction-in-progress	-	-	2,166,452
		9,220,513	11,048,118
Less: accumulated depreciation and impairment		(8,322,506)	(6,003,246)
		$898,007	$5,044,872